Note 12 - Deferred Government Grant	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of government grants [text block]
Note 12:	Deferred government grant

On April 28, 2025, as part of the QPM acquisition (note 6), the Company inherited a grant entitlement from the Government of Quebec’s Minister of Natural Resources and Forestry (the “Minister”) for expenditures to be made by the Company for geometallurgical studies on the Elmer East property (the “Program”). The Program will fund up to 50% of the qualifying exploration expenses incurred by the Company up to a maximum grant of $268. On May 30, 2025, the Company received a progress payment for fiscal year 2025-2026 of $83. As at December 31, 2025, the Company has unspent funding of $22 relating to the progress payment, which will require the Company to incur $44 in qualifying expenses under the Program before March 31, 2026. The Company is obligated to reimburse the Minister, upon expiry of the Program, for any unapplied grant funding plus interest thereon.

On May 30, 2025, the Company, through its subsidiary, North Country Gold, was approved by the Government of Nunavut’s Minister of the Department of Community Services a contribution of up to $250 from its Discover, Invest, Grow Program in support of the Company’s exploration activities in the Three Bluffs Gold deposit and the Raven Gold Prospect. Expenses eligible must be incurred between May 30, 2025 to March 31, 2026. The Company received initial payment of $125 in August 2025. The remaining balance is payable upon approval of the expenditure report which must be submitted by March 31, 2026. The Company is obligated to return the initial payment if the Company is unable to prove sufficient spending on approved expenditures equalling to or exceeding the advance provided. As at December 31, 2025, the Company incurred $125 in eligible expenditures and, as a result, fully recognized the initial grant amount received.